Investments in Companies Accounted for at Equity	12 Months Ended
Dec. 31, 2025
Investments in Companies Accounted for at Equity [Abstract]
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY

Note 9:- Investments in companies accounted for at equity

The following table summarizes the Group’s investments in companies accounted for at equity:

	December 31,
	2025	2024

TSG (Joint venture)	$33,882	$20,453
Other Investments accounted for at equity	13,691	17,185
Other investments held by subsidiaries	1,335	1,558

	$48,908	$39,196

Investment in TSG

The Company holds directly a 37.33% share interest in the issued and outstanding share capital of TSG, a joint venture engaged in the fields of command-and-control systems, intelligence, homeland security and cyber security. The Company’s investment in TSG is reflected in the consolidated financial statements using the equity method of accounting. At the acquisition date the Company attributed an amount of $2,140 to a separate component of dividend preference derivative. The dividend preference derivative is presented in accordance with the amount determined in the shareholders’ agreement prior to the company’s initial public offering held on August 1, 2024 and is presented in the consolidated statements of financial position under long-term investments and receivables. On August 1, 2024, TSG completed its initial public offering (IPO) pursuant to a prospectus and became a public company, as defined in the Israeli Companies Law, 5759–1999. The Company’s shares are traded on the Tel Aviv Stock Exchange (TASE). As part of the IPO, TSG issued 338,500 new ordinary shares at a price of NIS 183.25 per share, for total gross proceeds of approximately NIS 62 million. The total issuance costs amounted to approximately NIS 5.3 million. As a result of the IPO the company recognized a capital gain of approximately $4.1 million.

On October 29, 2025, the Board of Directors of TSG approved a capital raising through a private placement to several investors in the amount of approximately NIS 103,500 thousand (approximately $31,300 thousand), as well as an additional capital raise of approximately NIS 64,500 thousand (approximately $19,500 thousand), subject to the exercise of options granted to investors in the same financing round. For information regarding an additional financing round of TSG subsequent to the end of the reporting period, see Note 26 Subsequent events.

a.	The following table summarizes the balances related to the Company’s investment in TSG in the consolidated statements of financial position:

	December 31,
	2025	2024
Investments in companies accounted for at equity method
Shares	$33,882	$20,453
Long-term investments and receivables
Dividend preference	$3,512	$3,652
b.	The following table summarizes the changes in the fair value of TSG’s dividend preference derivative:

	December 31,
	2025	2024
Opening balance	$3,652	$3,000
Increase in fair value recognized in profit or loss	-	67
Other income	-	590
Dividend	(577)	-
Currency exchange rate in other comprehensive income (loss)	437	(5)
Closing balance	$3,512	$3,652

c.	The following table summarizes the changes in the carrying amount of the Company’s investment in TSG:

January 1, 2023	$19,459

Company’s share of profit	686
Company’s share of other comprehensive income (loss)	(575)
Adjustments arising from translating financial statements from functional currency to presentation currency	(572)
December 31, 2023	$18,998

Company’s share of profit	701
Company’s share of other comprehensive income (loss)	(1,964)
Capital gain realized from issuance of shares	4,141
Capital note conversion	(1,352)
Adjustments arising from translating financial statements from functional currency to presentation currency	(71)
December 31, 2024	$20,453

Company’s share of profit	1,557
Company’s share of other comprehensive income (loss)	101
Capital gain realized from issuance of shares and options	9,220
Dividend	(577)
Adjustments arising from translating financial statements from functional currency to presentation currency	3,128
December 31, 2025	$33,882
d.	Summarized financial data of joint venture or investment:

(i)	Summarized statements of financial position of TSG as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Current assets	$102,293	$64,853
Non-current assets	108,131	79,473
Current liabilities	(64,710)	(40,853)
Non-current liabilities	(56,941)	(59,236)
Net assets	88,773	$44,237
Accumulated cost of share-based payment	(5,676)	(4,293)
Total equity attributed to shareholders	$83,097	$39,944
	37.33%	42.71%
Share of equity in TSG	31,020	17,060
Excess of fair value over carrying amount	2,862	3,393
Total investment carrying amount	$33,882	$20,453

(ii)	Summarized operating results of TSG for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31,
	2025	2024	2023

Revenues	$125,851	$87,102	$79,449
Net income	5,632	3,028	2,587
Other comprehensive income	270	999	1,236

Total comprehensive income	$5,902	$4,027	$3,823

Company’s share in TSG	37.33%	42.71%	50%
	2,203	1,720	1,912
Amortization of excess cost of intangible assets net of tax	(545)	(523)	(608)
Company’s share of total comprehensive income	$1,658	$1,197	$1,304

Company’s share of other comprehensive income	101	496	618
Company’s share of profit	1,557	701	686
	$1,658	$1,197	$1,304

Other Investments accounted for at equity

On September 4, 2024, the company acquired 21.45% share interest in the issued and outstanding share capital of the investee. The consideration for the acquisition was approximately NIS 56.8 million, equivalent to approximately $15,252. The Company’s investment is reflected in the consolidated financial statements using the equity method of accounting.

e.	The following table summarizes the balances related to the Company’s Other Investments accounted for at equity in the consolidated statements of financial position:

	December 31,
	2025	2024
Investments in companies accounted for at equity method
Shares	$13,691	$17,185

f.	The following table summarizes the changes in the carrying amount of the Company’s Other Investments accounted for at equity in the consolidated statements of financial position:
Acquisition	15,323
Company’s share of profit	1,617
Adjustments arising from translating financial statements from functional currency to presentation currency	245
December 31, 2024	$17,185

Company’s share of profit	2,443
Dividend	(5,363)
Adjustments arising from translating financial statements from functional currency to presentation currency	(574)
December 31, 2025	$13,691
g.	Summarized financial data of joint venture:

(iii)	Summarized statements of financial position of other Investments accounted for at equity as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Current assets	$81,166	$84,796
Non-current assets	1,256	597
Current liabilities	(44,607)	(45,763)
Non-current liabilities	(282)	(186)
Net assets	$37,533	$39,444
Accumulated cost of share-based payment	(3,949)	-
Total equity attributed to shareholders	$33,584	$39,444
	21.45%	21.45%
Share of equity	7,204	8,461
Excess of fair value over carrying amount	6,487	8,724
Total investment carrying amount	$13,691	$17,185

(iv)	Summarized operating results of other Investments accounted for at equity for the years ended December 31, 2025 and 2024:

	Year ended December 31,	For the period starting September, 4 2024 and ended December 31,
	2025	2024

Revenues	$248,100	$87,623
Net income	21,194	10,791

Net income	$21,194	$10,791

Company’s share	21.45%	21.45%
	4,546	2,315
Amortization of excess cost of intangible assets net of tax	(2,103)	(697)
Company’s share of profit	$2,443	$1,617

Company’s share of profit	2,443	1,617
	$2,443	$1,617